U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer: Quantitative Group of Funds
d/b/a Quant Funds
55 Old Bedford Road, Lincoln, MA  01773
2. The name of each series or class of securities for which
this Form is filed
      [X] All series
3. Investment Company Act File Number:      811-3790
      Securities Act File Number:     02-84904
4(a). Last day of fiscal year for which this Form is filed:    March 31, 2002
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar
days after the end of the issuer's fiscal year). (See
Instruction A.2)   []
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be
filing this
 Form.      [ ]
5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):     $31,619,942
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:$(19,786,862)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1997 that
were not previously used to
reduce registration fees
payable to the Commission:     $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:  $(19,786,862)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:          $11,833,080
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:   $(0)
(vii). Multiplier for determining
  registration fee             x000092
(viii). Registration fee due [multiply Item 5(v) by Item
5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is
due):=  $1,088.64
6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
0.

7. Interest due - if this Form is being filed more than 90
days after the end
of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any
interest due [line
5(viii) plus line 7]:=$
 9. Date the registration fee and any interest payment was
sent to the
Commission's lockbox depository:
June 19, 2002
[x]   Wire Transfer
[]    Mail or other means
SIGNATURES
This report has been signed below by the following persons
on behalf of the
issuer and in the capacities and on the dates indicated.
By (Signature and Title)*      /s/ Frederick S. Marius
					     Frederick S. Marius
      				     EVP and Clerk
Date        June 25, 2002

* Please print the name and title of the signing officer below the signature.